Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2025 up through May 15, 2026, which is the date of these consolidated financial statements are available to be issued. Except as disclosed below or elsewhere, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.